FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Capital Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 2,273,834	R$ 6,448,483	R$ 5,762,081	R$ 3,393,377
Accounts receivable - FIDC	158,259	25,071
Loans, financing, debentures, leases and contingent consideration	(19,301,796)	(16,933,978)	(13,239,166)
Derivative transactions, net	(6,118)	(12,676)	(5,564)
Net equity	68,455,847	70,006,196	R$ 69,556,764	R$ 70,455,578
Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	2,273,834	6,448,483
Financial Investments	1,016	30,109
Accounts receivable - FIDC	158,259	25,071
Loans, financing, debentures, leases and contingent consideration	(19,301,796)	(16,933,978)
Derivative transactions, net	(6,118)	(12,676)
Net debt	16,874,805	10,442,991
Net equity	R$ 68,455,847	R$ 70,006,196
Net debt-to-equity ratio	24.65%	14.92%